Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Detail)	Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 1,388,705
2019	1,430,366
2020	855,136
Total	$ 3,674,207